Commitments (Details) $ in Thousands	Dec. 31, 2024 USD ($) target	Feb. 28, 2019 USD ($)
Commitments [Line Items]
Commitments to acquire property, plant and equipment	$ 0
Nominated targets under agreement | target	6
Undrawn borrowing facilities	$ 16,000
Efgartigimod
Commitments [Line Items]
Outstanding commitment	$ 496,000
Halozyme
Commitments [Line Items]
Outstanding commitment		$ 95,000
Future milestone payments		$ 77,500